Premises and equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization	$ 46.7	$ 46.4	$ 58.9
Occupancy Expense	24.2	23.8	24.4
Equipment Communications And Other Operating Expenses	22.5	22.6	34.5
Rental Income	$ 22.9	$ 23.3	$ 27.1